Long-Term Debt	3 Months Ended
Mar. 31, 2014
Debt Disclosure [Abstract]
Long-Term Debt
Long-Term Debt:
Long-term debt at March 31, 2014 and December 31, 2013 consisted of the following:

	March 31,	December 31,
	2014	2013
	(In thousands)
5.10% Senior notes, net of unamortized discount of $28 at March 31, 2014 and $36 at December 31, 2013	$324,972	$324,964
4.50% Senior notes, net of unamortized discount of $2,107 at March 31, 2014 and $2,186 at December 31, 2013	347,893	347,814
Commercial paper notes	363,000	363,000
Fixed-rate foreign borrowings	7,869	7,879
Variable-rate foreign bank loans	26,923	34,910
Miscellaneous	196	297
Total long-term debt	1,070,853	1,078,864
Less amounts due within one year	18,063	24,554
Long-term debt, less current portion	$1,052,790	$1,054,310

On February 7, 2014, we entered into a new $750.0 million credit facility. The five-year, revolving, unsecured credit agreement (hereinafter referred to as the February 2014 credit agreement) matures on February 7, 2019 and (i) replaces our previous $750.0 million amended and restated credit agreement dated as of September 22, 2011; (ii) provides for an additional $250.0 million in credit, if needed, subject to the terms of the agreement; and (iii) provides for the ability to extend the maturity date under certain conditions. Borrowings bear interest at variable rates based on the London Inter-Bank Offered Rate (LIBOR) for deposits in the relevant currency plus an applicable margin which ranges from 0.900% to 1.500%, depending on the Company’s credit rating from Standard & Poor’s Ratings Services (S&P) and Moody’s Investors Services (Moody’s). The applicable margin on the facility was 1.000% as of March 31, 2014. As of March 31, 2014, there were no borrowings outstanding under the February 2014 credit agreement.
At March 31, 2014, we had $363.0 million of commercial paper notes (the “Notes”) outstanding bearing a weighted-average interest rate of approximately 0.23% and a weighted-average maturity of 22 days. While the outstanding Notes generally have short-term maturities, we classify the Notes as long-term based on our ability and intent to refinance the Notes on a long-term basis through the issuance of additional commercial paper notes or borrowings under the February 2014 credit agreement.
Our $325.0 million aggregate principal amount of senior notes, issued on January 20, 2005, mature on February 1, 2015. At March 31, 2014, we have classified these senior notes as long-term based on our ability and intent to refinance them on a long-term basis through the issuance of new senior notes or borrowings under the February 2014 credit agreement.